RETAINED PROFITS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Retained Profits [Abstract]
Schedule of Retained Profits

	2022 £m	2021 £m	2020 £m
At 1 January	10,241	4,584	3,246
Profit attributable to ordinary shareholders	5,021	5,355	865
Post-retirement defined benefit scheme remeasurements	(2,152)	1,062	113
Gains and losses attributable to own credit risk (net of tax)[1]	364	(52)	(55)
Dividends paid (note 44)	(1,475)	(877)	–
Share buyback programme (note 41)	(2,013)	–	–
Issue costs of other equity instruments (net of tax)	(5)	–	–
Repurchase and redemption costs of other equity instruments	(36)	–	–
Movement in treasury shares	(20)	(13)	293
Value of employee services:
Share option schemes	41	51	48
Other employee award schemes	183	131	74
Change in non-controlling interests	(3)	(1)	–
Realised gains and losses on equity shares held at fair value through other comprehensive income	(1)	1	–
At 31 December	10,145	10,241	4,584
1    During 2020 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £1 million net of tax (2022: £nil; 2021: £nil), had been recognised directly in retained profits.